Borrowings - Long-term Borrowings, Excluding Current Portion (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ 12,389,668	₩ 12,911,149
Export-Import Bank of Korea and others [member] | Long-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	September, 2001
Maturity date	July, 2024
Interest rate (%)	0.19%
Export-Import Bank of Korea and others [member] | Long-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	November, 2022
Maturity date	March, 2040
Interest rate (%)	8.50%
KB Securities and others [member] | Long-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	July, 2015
Maturity date	January, 2024
Interest rate (%)	0.50%
KB Securities and others [member] | Long-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	October, 2022
Maturity date	May, 2032
Interest rate (%)	4.60%
Foreign Currency Exchangeable Bonds [Member] | Long-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	September, 2021
Maturity date	September, 2026
Gross amount [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	₩ 2,718,212	3,841,375
Gross amount [member] | KB Securities and others [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	8,351,006	7,671,755
Present value discount [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	(8,951)	(12,530)
Discount on debentures [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings, excluding current portion	(28,893)	(24,644)
Exchangeable Bonds [Member] | Foreign Currency Exchangeable Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current bonds issued	₩ 1,358,294	₩ 1,435,193